Goodwill (Details) - 12 months ended Dec. 31, 2020 ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)
Goodwill.
Additions	¥ 31,188
Balance as of December 31, 2020	¥ 31,188	$ 4,780